UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  September 13,  2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:20
Form 13F Information Table Value Total:  $ 196,833


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
ALTISOURCE PORTFOLIO SOL	COM	044540827	 1,739 	82831	SH		SOLE		82831
BOSTON PRIVATE FINANCIAL HOLDINGS INC.	COM	101119105	 15,760 	2731366	SH		SOLE		2731366
COBIZ FINANCIAL INC	COM	190897108	 7,335 	1544167	SH		SOLE		1544167
COMPUCREDIT CORP	COM	20478N100	 5,899 	1771389	SH		SOLE		1771389
ENCORE CAPITAL GROUP INC	COM	292554102	 9,021 	518455	SH		SOLE		518455
FIFTH THIRD BANCORP	COM	316773100	 5,441 	558089	SH		SOLE		558089
HIGHBURY FINANCIAL INC	COM	42982Y109	 5,561 	1002000	SH		SOLE		1002000
MARSHALL & ILSLEY CORP	COM	571837103	 872 	160000	SH		SOLE		160000
NARA BANCORP INC	COM	63080P105	 12,796 	1128358	SH		SOLE		1128358
OCWEN FINANCIAL CORP	COM	675746309	 6,457 	674664	SH		SOLE		674664
PACWEST BANCORP	COM	695263103	 3,457 	171586	SH		SOLE		171586
PINNACLE FINANCIAL PARTNERS	COM	72346Q104	 142 	10000	SH		SOLE		10000
PRIMUS GUARANTY LTD	COM	G72457107	 17,741 	5816566	SH		SOLE		5816566
REGIONS FINANCIAL CORP	COM	7591EP100	 5,851 	1106077	SH		SOLE		1106077
SYNOVUS FINANCIAL CORP	COM	87161C105	 33,357 	16271625	SH		SOLE		16271625
TAYLOR CAPITAL GROUP INC	COM	876851106	 12,228 	1073611	SH		SOLE		1073611
TREE COM INC	COM	894675107	 8,915 	974339	SH		SOLE		974339
WESTERN ALLIANCE BANCORP	COM	957638109	 756 	200000	SH		SOLE		200000
WINTRUST FINANCIAL CORP	COM	97650W108	 34,294 	1113803	SH		SOLE		1113803
ZIONS BANCORP	COM	989701107	 9,211 	717941	SH		SOLE		717941